Tax (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge	£ 759	£ 113
Effective tax rate	15.20%	8.90%
Tax expense income excluding effect of tax rate change	£ 1,151
Average effective tax rate excluding effect of tax rate change	23.10%
AT1 Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax charge	£ (104)	£ (112)
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	19.00%
Increase (decrease) relating to tax rate changes or imposition of new taxes, deferred tax liability (asset)	£ (223)
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	392
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes, other comprehensive income	£ 169